Causeway International Opportunities Fund
CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND
Investment Objective
The Fund’s investment objective is to seek long-term growth of capital.
Fees and Expenses
The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees Causeway International Opportunities Fund	Institutional Class	Investor Class
Sales Charge (Load) on Purchases and Reinvested Distributions	none	none
Deferred Sales Charge (Load)	none	none
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Causeway International Opportunities Fund		Institutional Class	Investor Class
Management Fees	[1]	0.80%	0.80%
Other Expenses	[1]	0.51%	0.51%
Shareholder Service Fees		none	0.25%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.32%	1.57%
Expense Reimbursement	[2]	0.26%	0.26%
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	1.06%	1.31%
[1]	"Management Fees," "Other Expenses" and "Acquired Fund Fees and Expenses" have been restated reflecting the new advisory fee as of October 15, 2014 and the related change in the Fund’s investment strategy from a fund of funds investing in other Causeway Funds to direct investing in portfolio securities. Accordingly, “Total Annual Fund Operating Expenses” (before and after expense reimbursement) disclosed above differ from the ratios in the financial highlights section of this Prospectus because the financial highlights do not reflect changes to the advisory fee and expense limit agreement effective as of October 15, 2014, or acquired fund fees and expenses.
[2]	Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund's "Total Annual Fund Operating Expenses" (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.05% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2016 and may only be terminated earlier by the Fund's Board or upon termination of the Fund's investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2016 only, and assumes no expense limit after that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Causeway International Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	108	393	699	1,568
Investor Class	133	470	831	1,845

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio. The portfolio turnover rate is expected to increase in the future due to the Fund’s conversion from a fund-of-funds structure to direct investing in October 2014.
Principal Investment Strategies and Risks What are the Fund’s principal investment strategies?
The Fund invests primarily in companies located both in developed markets — excluding the United States (the “international value portfolio”) — and in emerging markets (the “emerging markets portfolio”). The Investment Adviser allocates substantially all of the Fund’s assets between the international value portfolio and the emerging markets portfolio using a proprietary asset allocation model. Normally, the Fund will invest in companies located in at least ten foreign countries.

International Value Portfolio: The international value portfolio consists primarily of common stocks of companies located in developed countries outside the U.S. Normally, the majority of this portfolio invests in companies that pay dividends or repurchase their shares. The international value portfolio may also invest in companies located in emerging (less developed) markets.

When investing the international value portfolio, the Investment Adviser follows a value style. This means that the Investment Adviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

The Investment Adviser considers whether a company has each of the following value characteristics in purchasing or selling securities for the international value portfolio:
  Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector
  High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market
  Low price-to-book value ratio (stock price divided by book value per share) relative to the market
  Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market
  Financial strength
Generally, price-to-earnings and yield are the most important factors.

The international value portfolio may invest in companies of any market capitalization, and is not required to invest a minimum amount and is not limited to investing a maximum amount in any particular country.

Emerging Markets Portfolio: The emerging markets portfolio is normally invested in equity securities of companies located in emerging (less developed) markets and other investments that are tied economically to emerging markets. Generally, these investments include common stock, preferred and preference stock, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, and exchange-traded funds that invest in emerging markets securities.

The Investment Adviser uses a quantitative investment approach to purchase and sell investments for the emerging markets portfolio. The Investment Adviser’s proprietary computer model analyzes a variety of factors to assist in selecting securities. The model currently analyzes factors relating to valuation, earnings growth, technical indicators, macroeconomics, currency, countries and sectors.

If the emerging markets portfolio invests in companies located in a country, the percentage of the emerging markets portfolio’s total assets attributable to companies located in that country is not expected to be greater than the weight of that country in the MSCI Emerging Markets Index (Gross) (the “MSCI EM Index”) plus 5 percentage points, or less than the weight of that country in the MSCI EM Index minus 5 percentage points. In addition, at the discretion of the Investment Adviser, up to 10% of the emerging markets portfolio may be invested in companies located in less developed emerging markets not included in the MSCI EM Index. The emerging markets portfolio generally invests in companies with market capitalizations of US$500 million or greater at the time of investment and may invest in a wide range of industries.

Asset Allocation Methodology: The Investment Adviser uses quantitative signals from systems developed and managed by its quantitative portfolio managers and qualitative input from its fundamental portfolio managers to determine the allocation of assets between the international value portfolio and the emerging markets portfolio. Quantitative signals are generated by a proprietary asset allocation model designed by the quantitative portfolio managers to indicate when allocations to emerging markets should increase or decrease relative to the Fund’s benchmark, the MSCI All Country World Index ex U.S. (Gross) (“ACWI ex U.S. Index”). The model currently analyzes factors in four categories: valuation, earnings growth, financial strength, macroeconomic, and risk aversion. The Investment Adviser’s fundamental portfolio managers evaluate these quantitative signals in light of fundamental analysis and the portfolio managers, as a team, determine the allocation between the international value portfolio and the emerging markets portfolio. The allocation is reassessed by the quantitative model daily and adjusted periodically when deemed appropriate by the investment team.

The Fund considers a country to be an emerging market if the country is included in the MSCI EM Index. The percentage of the Fund’s total assets in emerging markets investments is not expected to be greater than the weight of emerging markets in the ACWI ex U.S. Index multiplied by two, and can be as low as zero. As of December 31, 2014, the emerging markets portion of the ACWI ex U.S. Index was 21.6%.
What are the main risks of investing in the Fund?
As with any mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

The Investment Adviser will use a proprietary, quantitative, asset allocation model to determine allocations between developed and emerging markets. This will subject the Fund to the risk of relative underperformance if emerging markets exposure is relatively high when emerging markets underperform developed markets or if emerging markets exposure is relatively low when emerging markets outperform developed markets. No assurance can be given that the Investment Adviser’s asset allocation decisions will be timed to avoid underperformance or losses.

In addition, because the Fund invests most of its assets in foreign securities, including common stock, preferred and preference stocks, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, and exchange-traded funds that invest in foreign securities, the Fund is subject to further risks. For example, the value of the Fund may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s shares may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments, as the extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging markets can be less than in more developed foreign markets.

Value stocks are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. The value discipline used for the international value portfolio sometimes prevents or limits investments in stocks that are in the MSCI EAFE Index, the benchmark for this portion of the Fund. Accordingly, the return of the Fund’s investment in the international value portfolio will not necessarily be similar to the return of the benchmark for this portion of the Fund.

Data for emerging markets companies may be less available, less accurate and/or less current than data for developed markets companies. The Investment Adviser uses quantitative techniques to generate investment decisions for the emerging markets portfolio and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factor’s historical trends. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model.

Some of the Fund’s investments may be in smaller capitalization companies. The values of securities of smaller, less well-known companies can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Small companies can have more limited product lines, markets, growth prospects, depth of management, and financial resources, and these companies may have shorter operating histories and less access to financing, adding additional risk. Further, small companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that are floating rate. Because of these and other risks, securities of small capitalization companies tend to be more volatile and less liquid than securities of medium and larger capitalization companies. During some periods, securities of small capitalization companies, as an asset class, have underperformed the securities of larger capitalization companies.

See “Investment Risks” beginning on page 41 for more information about the risks associated with the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may be an appropriate investment if you:
  Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.
  Are seeking to diversify a portfolio of equity securities to include foreign securities, including emerging markets.
  Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities, including emerging markets.
  Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital.

Performance
The bar chart and the performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for one year and five years, and since inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit www.causewayfunds.com.
Institutional Class:

During the period shown in the bar chart, the best quarter was 17.77% (9/30/10) and the worst quarter was -22.60% (9/30/11).
Average Annual Total Returns
After-tax returns are shown for the Institutional Class only; after-tax returns for the Investor Class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
For the periods ended December 31, 2014:
Average Annual Total Returns Causeway International Opportunities Fund	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	(3.68%)	7.36%	7.36%	Dec. 31, 2009
Institutional Class Fund Returns After Taxes on Distributions	(4.54%)	6.89%	6.89%	Dec. 31, 2009
Institutional Class Fund Returns After Taxes on Distributions and Sale of Fund Shares	(1.36%)	5.88%	5.88%	Dec. 31, 2009
Investor Class	(3.98%)	7.09%	7.09%	Dec. 31, 2009
MSCI All Country World Index ex U.S. (Gross) (reflects no deduction for fees, expenses or taxes)	(3.44%)	4.89%	4.89%	Dec. 31, 2009